Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	LKCM Funds
Central Index Key	dei_EntityCentralIndexKey	0000918942
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2012
LKCM Small-Mid Cap Equity Fund (First Prospectus Summary) | LKCM Small-Mid Cap Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LKSMX
LKCM Small Cap Equity Fund (First Prospectus Summary) | LKCM Small Cap Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LKSCX
LKCM Equity Fund (First Prospectus Summary) | LKCM Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LKEQX
LKCM Balanced Fund (Prospectus Summary) | LKCM Balanced Fund | LKCM Balanced Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LKBAX
LKCM Fixed Income Fund (Prospectus Summary) | LKCM Fixed Income Fund | LKCM Fixed Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LKFIX
LKCM Small Cap Equity Fund (Second Prospectus Summary) | LKCM Small Cap Equity Fund | Adviser Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LKSAX
LKCM Small-Mid Cap Equity Fund (Second Prospectus Summary) | LKCM Small-Mid Cap Equity Fund | Adviser Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LKSDX
LKCM Equity Fund (Second Prospectus Summary) | LKCM Equity Fund | Adviser Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LKEAX
LKCM Aquinas Small Cap Fund (Prospectus Summary) | LKCM Aquinas Small Cap Fund | LKCM Aquinas Small Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AQBLX
LKCM Aquinas Value Fund (Prospectus Summary) | LKCM Aquinas Value Fund | LKCM Aquinas Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AQEIX
LKCM Aquinas Growth Fund (Prospectus Summary) | LKCM Aquinas Growth Fund | LKCM Aquinas Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AQEGX

LKCM Small-Mid Cap Equity Fund (First Prospectus Summary) | LKCM Small-Mid Cap Equity Fund
LKCM Small-Mid Cap Equity Fund
Investment Objective:
The Fund seeks to maximize long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LKCM Small-Mid Cap Equity Fund Institutional Class
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LKCM Small-Mid Cap Equity Fund Institutional Class
Management Fees		0.75%
Distribution and Service (12b-1) Fees		none
Other Expenses		1.39%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		2.15%
Fee Cap and/or Expense Reimbursement	[2]	(1.14%)
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	[1][2]	1.01%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2013 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.00%. This expense limitation excludes interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LKCM Small-Mid Cap Equity Fund Institutional Class	103	563	1,050	2,393

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the period from the inception of the Fund on May 2, 2011 to December 31,
2011, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies. The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. Small-mid capitalization companies are those with market capitalizations at the time of investment between $1 billion and $7 billion. The
Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including profitability levels, balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, reinvestment opportunities, market share positions, and relative valuation. These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
Receipts, rights and warrants.
Principal Risks:
The greatest risk of investing in the Fund is that you could lose money. Investments in the Fund also are subject to the following principal risks:

o  General Market Risk - Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Such factors likely would lead to a decline in the value of your investment in the
   Fund.

o  Inflation Risk - Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

o  Stock Market Risk - The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value. The
   Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
   Receipts, rights and warrants. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards. Investing in such securities may expose the Fund to additional risk. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
   Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

o  Stock Selection Risk - Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company's products, or the company's failure to meet earnings expectations.

o  Small and Mid Cap Risk - The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.
Performance:
Performance information for the Fund is not included because the Fund did not have one full calendar year of performance prior to the date of this prospectus.
Performance information will be available once the Fund has at least one calendar year of performance. Updated performance information is available on the Fund's website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
LKCM Small-Mid Cap Equity Fund (First Prospectus Summary) | LKCM Small-Mid Cap Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LKCM Small-Mid Cap Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the period from the inception of the Fund on May 2, 2011 to December 31,
2011, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies. The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. Small-mid capitalization companies are those with market capitalizations at the time of investment between $1 billion and $7 billion. The
Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including profitability levels, balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, reinvestment opportunities, market share positions, and relative valuation. These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
Receipts, rights and warrants.
Risk, Heading	rr_RiskHeading	Principal Risks:
Risk, Narrative	rr_RiskNarrativeTextBlock	The greatest risk of investing in the Fund is that you could lose money. Investments in the Fund also are subject to the following principal risks:

o  General Market Risk - Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Such factors likely would lead to a decline in the value of your investment in the
   Fund.

o  Inflation Risk - Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

o  Stock Market Risk - The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value. The
   Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
   Receipts, rights and warrants. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards. Investing in such securities may expose the Fund to additional risk. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
   Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

o  Stock Selection Risk - Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company's products, or the company's failure to meet earnings expectations.

o  Small and Mid Cap Risk - The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.
Risk, Lose Money	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance:
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund did not have one full calendar year of performance prior to the date of this prospectus.
Performance information will be available once the Fund has at least one calendar year of performance. Updated performance information is available on the Fund's website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not have one full calendar year of performance prior to the date of this prospectus.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
LKCM Small-Mid Cap Equity Fund (First Prospectus Summary) | LKCM Small-Mid Cap Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Fee Cap and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.14%)	[2]
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	563
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,050
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,393

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2013 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.00%. This expense limitation excludes interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

LKCM Small Cap Equity Fund (First Prospectus Summary) | LKCM Small Cap Equity Fund
LKCM Small Cap Equity Fund
Investment Objective:
The Fund seeks to maximize long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LKCM Small Cap Equity Fund Institutional Class
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LKCM Small Cap Equity Fund Institutional Class
Management Fees		0.75%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.20%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		0.96%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses for the Fund differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LKCM Small Cap Equity Fund Institutional Class	98	306	531	1,177

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 50%
of the average value of its portfolio.
Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies. The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-
average capital appreciation. Smaller companies are those with market capitalizations at the time of investment between $400 million and $2.5 billion. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including profitability levels, balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, reinvestment opportunities, market share positions, and relative valuation. These equity securities may include common stocks, preferred stocks, securities convertible into common stock,
American Depositary Receipts, rights and warrants.
Principal Risks:
The greatest risk of investing in the Fund is that you could lose money.
Investments in the Fund also are subject to the following principal risks:

o  General Market Risk - Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Such factors likely would lead to a decline in the value of your investment in the Fund.

o  Inflation Risk - Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

o  Stock Market Risk - The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value. The
   Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
   Receipts, rights and warrants. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards. Investing in such securities may expose the Fund to additional risk. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
   Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

o  Stock Selection Risk - Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company's products, or the company's failure to meet earnings expectations.

o  Small-Cap Risk - The Fund invests in small capitalization companies that may not have the size, resources and other assets of mid or large capitalization companies. As a result, the securities of small capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than mid or large capitalization companies or may not correspond to changes in the stock market in general.
Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. The Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.
Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best and Worst Quarterly Returns 18.90% 2nd quarter, 2009 -27.54% 4th quarter, 2008
Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns LKCM Small Cap Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Class	Return Before Taxes	4.47%	2.16%	7.82%
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	4.47%	1.91%	7.05%
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.90%	1.82%	6.78%
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%
Lipper Small-Cap Core Funds Index	Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	(3.81%)	1.32%	5.81%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
LKCM Small Cap Equity Fund (First Prospectus Summary) | LKCM Small Cap Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LKCM Small Cap Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 50%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating
		expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies. The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-
average capital appreciation. Smaller companies are those with market capitalizations at the time of investment between $400 million and $2.5 billion. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including profitability levels, balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, reinvestment opportunities, market share positions, and relative valuation. These equity securities may include common stocks, preferred stocks, securities convertible into common stock,
		American Depositary Receipts, rights and warrants.
Risk, Heading	rr_RiskHeading	Principal Risks:
Risk, Narrative	rr_RiskNarrativeTextBlock	The greatest risk of investing in the Fund is that you could lose money.
Investments in the Fund also are subject to the following principal risks:

o  General Market Risk - Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Such factors likely would lead to a decline in the value of your investment in the Fund.

o  Inflation Risk - Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

o  Stock Market Risk - The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value. The
   Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
   Receipts, rights and warrants. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards. Investing in such securities may expose the Fund to additional risk. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
   Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

o  Stock Selection Risk - Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company's products, or the company's failure to meet earnings expectations.

o  Small-Cap Risk - The Fund invests in small capitalization companies that may not have the size, resources and other assets of mid or large capitalization companies. As a result, the securities of small capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than mid or large capitalization companies or may not correspond to changes in
		the stock market in general.
Risk, Lose Money	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance:
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. The Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's
		website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best and Worst Quarterly Returns 18.90% 2nd quarter, 2009 -27.54% 4th quarter, 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans and individual retirement accounts because such accounts are only
		subject to taxes upon redemption.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2011
LKCM Small Cap Equity Fund (First Prospectus Summary) | LKCM Small Cap Equity Fund | Russell 2000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.62%
LKCM Small Cap Equity Fund (First Prospectus Summary) | LKCM Small Cap Equity Fund | Lipper Small-Cap Core Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.81%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.81%
LKCM Small Cap Equity Fund (First Prospectus Summary) | LKCM Small Cap Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,177
Annual Return 2002	rr_AnnualReturn2002	(11.79%)
Annual Return 2003	rr_AnnualReturn2003	34.71%
Annual Return 2004	rr_AnnualReturn2004	22.09%
Annual Return 2005	rr_AnnualReturn2005	14.42%
Annual Return 2006	rr_AnnualReturn2006	14.98%
Annual Return 2007	rr_AnnualReturn2007	(0.76%)
Annual Return 2008	rr_AnnualReturn2008	(38.87%)
Annual Return 2009	rr_AnnualReturn2009	32.03%
Annual Return 2010	rr_AnnualReturn2010	32.98%
Annual Return 2011	rr_AnnualReturn2011	4.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.54%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.82%
LKCM Small Cap Equity Fund (First Prospectus Summary) | LKCM Small Cap Equity Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.05%
LKCM Small Cap Equity Fund (First Prospectus Summary) | LKCM Small Cap Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.78%

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses for the Fund differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

LKCM Equity Fund (First Prospectus Summary) | LKCM Equity Fund
LKCM Equity Fund
Investment Objective:
The Fund seeks to maximize long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LKCM Equity Fund Institutional Class
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LKCM Equity Fund Institutional Class
Management Fees		0.70%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.29%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.00%
Fee Cap and/or Expense Reimbursement	[2]	(0.19%)
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	[1][2]	0.81%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2013 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 0.80%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in Acquired Funds and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LKCM Equity Fund Institutional Class	83	299	534	1,207

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund primarily invests in companies that the
Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders' equity and under-leveraged balance sheets, and potential for above-average capital appreciation. The Fund may invest in equity securities of small, mid and large capitalization companies. It seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including profitability levels, balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, reinvestment opportunities, market share positions, and relative valuation. These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.
Principal Risks:
The greatest risk of investing in the Fund is that you could lose money. Investments in the Fund also are subject to the following principal risks:

o  General Market Risk - Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Such factors likely would lead to a decline in the value of your investment in the Fund.

o  Inflation Risk - Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

o  Stock Market Risk - The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value. The
   Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
   Receipts, rights and warrants. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards. Investing in such securities may expose the Fund to additional risk. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
   Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

o  Stock Selection Risk - Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company's products, or the company's failure to meet earnings expectations.

o  Small and Mid Cap Risk - The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.
Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended
December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the
Fund's performance compares with the returns of an index of funds with similar investment objectives. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.
Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best and Worst Quarterly Returns 15.36% 2nd quarter, 2009 -20.72% 4th quarter, 2008
Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns LKCM Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Class	Return Before Taxes	3.30%	3.18%	4.60%
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	2.96%	2.89%	4.30%
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.60%	2.70%	3.96%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Lipper Large-Cap Core Funds Index	Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)	0.09%	(0.60%)	2.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
LKCM Equity Fund (First Prospectus Summary) | LKCM Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LKCM Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating
		expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund primarily invests in companies that the
Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders' equity and under-leveraged balance sheets, and potential for above-average capital appreciation. The Fund may invest in equity securities of small, mid and large capitalization companies. It seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including profitability levels, balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, reinvestment opportunities, market share positions, and relative valuation. These equity securities may include common stocks, preferred stocks, securities convertible
		into common stock, American Depositary Receipts, rights and warrants.
Risk, Heading	rr_RiskHeading	Principal Risks:
Risk, Narrative	rr_RiskNarrativeTextBlock	The greatest risk of investing in the Fund is that you could lose money. Investments in the Fund also are subject to the following principal risks:

o  General Market Risk - Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Such factors likely would lead to a decline in the value of your investment in the Fund.

o  Inflation Risk - Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

o  Stock Market Risk - The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value. The
   Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
   Receipts, rights and warrants. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards. Investing in such securities may expose the Fund to additional risk. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
   Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

o  Stock Selection Risk - Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company's products, or the company's failure to meet earnings expectations.

o  Small and Mid Cap Risk - The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not
		correspond to changes in the stock market in general.
Risk, Lose Money	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance:
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow illustrate annual Fund returns for periods ended
December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the
Fund's performance compares with the returns of an index of funds with similar investment objectives. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.lkcmfunds.com or
		by calling the Fund toll-free at 1-800-688-LKCM.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best and Worst Quarterly Returns 15.36% 2nd quarter, 2009 -20.72% 4th quarter, 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans and individual retirement accounts because such accounts are only
		subject to taxes upon redemption.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2011
LKCM Equity Fund (First Prospectus Summary) | LKCM Equity Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
LKCM Equity Fund (First Prospectus Summary) | LKCM Equity Fund | Lipper Large-Cap Core Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.60%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.16%
LKCM Equity Fund (First Prospectus Summary) | LKCM Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Cap and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.81%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	299
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	534
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,207
Annual Return 2002	rr_AnnualReturn2002	(14.64%)
Annual Return 2003	rr_AnnualReturn2003	23.38%
Annual Return 2004	rr_AnnualReturn2004	7.88%
Annual Return 2005	rr_AnnualReturn2005	4.80%
Annual Return 2006	rr_AnnualReturn2006	12.65%
Annual Return 2007	rr_AnnualReturn2007	10.96%
Annual Return 2008	rr_AnnualReturn2008	(31.80%)
Annual Return 2009	rr_AnnualReturn2009	27.01%
Annual Return 2010	rr_AnnualReturn2010	17.77%
Annual Return 2011	rr_AnnualReturn2011	3.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.72%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.60%
LKCM Equity Fund (First Prospectus Summary) | LKCM Equity Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.30%
LKCM Equity Fund (First Prospectus Summary) | LKCM Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.96%

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2013 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 0.80%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in Acquired Funds and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

LKCM Balanced Fund (Prospectus Summary) | LKCM Balanced Fund
LKCM Balanced Fund
Investment Objective:
The Fund seeks current income and long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LKCM Balanced Fund
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LKCM Balanced Fund
Management Fees		0.65%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.49%
Total Annual Fund Operating Expenses		1.14%
Fee Cap and/or Expense Reimbursement	[1]	(0.34%)
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	[1]	0.80%
[1]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2013 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 0.80%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in Acquired Funds and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LKCM Balanced Fund	82	329	595	1,356

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 34%
of the average value of its portfolio.
Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equity and fixed income securities, including common stocks, income producing securities convertible into common stocks, fixed income securities and cash equivalent securities. The Fund may invest in securities of small, mid and large capitalization companies. The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including profitability levels, balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, reinvestment opportunities, market share positions, and relative valuation. These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.

The Fund's investments in fixed-income securities consist primarily of investment grade corporate and U.S. Government issues with intermediate-term maturities from one to ten years. Under normal circumstances, 25% or more of the
Fund's total assets consist of fixed income securities. Investment grade debt securities are considered to be those rated within the four highest ratings by nationally recognized statistical rating organizations.

The Fund does not presently intend to invest more than 20% of its total assets in equity securities that do not pay dividends. A majority of the equity securities in which the Fund invests typically are listed on a national securities exchange or traded on the Nasdaq Stock Market, Inc. or in the U.S.
over-the-counter markets. The Fund also may invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, corporate bonds and debentures, high-grade commercial paper, preferred stocks, certificates of deposit or other securities of U.S. issuers when the Adviser perceives attractive opportunities from such securities, or so that the Fund may receive a competitive return on its uninvested cash.
Principal Risks:
The greatest risk of investing in the Fund is that you could lose money.
Investments in the Fund also are subject to the following principal risks:

o  General Market Risk - Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Such factors likely would lead to a decline in the value of your investment in the Fund.

o  Inflation Risk - Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

o  Stock Market Risk - The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value. The
   Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
   Receipts, rights and warrants. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards. Investing in such securities may expose the Fund to additional risk. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value.

o  Security Selection Risk - Equity and fixed income securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company's products, or the company's failure to meet earnings expectations.

o  Small and Mid Cap Risk - The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

o  Interest Rate Risk - Market values of fixed income securities are inversely related to actual changes in interest rates, and the Fund's fixed income securities holdings and net asset value may decline if interest rates rise.

o  Credit Risk - If the Fund holds fixed income securities of a company that experiences financial problems, the securities will likely decline in value or the company may fail to make timely payments of interest or principal on the securities.

o  Bond Market Risk - A bond's market value is affected significantly by changes in interest rates - generally, when interest rates rise, the bond's market value declines and when interest rates decline, its market value rises.
   Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield. A bond's value may also be affected by changes in its credit quality rating or the issuer's financial condition.
Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that tracks the performance of fixed-income debt securities and a second additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. The Fund's past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available on the Fund's website at www.lkcmfunds.com or by calling the Fund toll-free at
1-800-688-LKCM.
Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best and Worst Quarterly Returns 11.66% 3rd quarter, 2009 -10.13% 4th quarter, 2008
Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LKCM Balanced Fund	Return Before Taxes	3.16%	3.98%	4.64%
LKCM Balanced Fund After Taxes on Distributions	Return After Taxes on Distributions	2.98%	3.54%	4.15%
LKCM Balanced Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.29%	3.28%	3.83%
LKCM Balanced Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
LKCM Balanced Fund Barclays Capital U.S. Intermediate Government/Credit Bond Index	Barclays Capital U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.80%	5.88%	5.20%
LKCM Balanced Fund Lipper Mixed-Asset Target Allocation Growth Funds Index	Lipper Mixed-Asset Target Allocation Growth Funds Index (reflects no deduction for taxes)	(0.54%)	1.32%	4.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
LKCM Balanced Fund (Prospectus Summary) | LKCM Balanced Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LKCM Balanced Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks current income and long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 34%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating
		expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equity and fixed income securities, including common stocks, income producing securities convertible into common stocks, fixed income securities and cash equivalent securities. The Fund may invest in securities of small, mid and large capitalization companies. The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including profitability levels, balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, reinvestment opportunities, market share positions, and relative valuation. These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.

The Fund's investments in fixed-income securities consist primarily of investment grade corporate and U.S. Government issues with intermediate-term maturities from one to ten years. Under normal circumstances, 25% or more of the
Fund's total assets consist of fixed income securities. Investment grade debt securities are considered to be those rated within the four highest ratings by nationally recognized statistical rating organizations.

The Fund does not presently intend to invest more than 20% of its total assets in equity securities that do not pay dividends. A majority of the equity securities in which the Fund invests typically are listed on a national securities exchange or traded on the Nasdaq Stock Market, Inc. or in the U.S.
over-the-counter markets. The Fund also may invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, corporate bonds and debentures, high-grade commercial paper, preferred stocks, certificates of deposit or other securities of U.S. issuers when the Adviser perceives attractive opportunities from such securities, or so that the Fund may
		receive a competitive return on its uninvested cash.
Risk, Heading	rr_RiskHeading	Principal Risks:
Risk, Narrative	rr_RiskNarrativeTextBlock	The greatest risk of investing in the Fund is that you could lose money.
Investments in the Fund also are subject to the following principal risks:

o  General Market Risk - Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Such factors likely would lead to a decline in the value of your investment in the Fund.

o  Inflation Risk - Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

o  Stock Market Risk - The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value. The
   Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
   Receipts, rights and warrants. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards. Investing in such securities may expose the Fund to additional risk. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value.

o  Security Selection Risk - Equity and fixed income securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company's products, or the company's failure to meet earnings expectations.

o  Small and Mid Cap Risk - The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

o  Interest Rate Risk - Market values of fixed income securities are inversely related to actual changes in interest rates, and the Fund's fixed income securities holdings and net asset value may decline if interest rates rise.

o  Credit Risk - If the Fund holds fixed income securities of a company that experiences financial problems, the securities will likely decline in value or the company may fail to make timely payments of interest or principal on the securities.

o  Bond Market Risk - A bond's market value is affected significantly by changes in interest rates - generally, when interest rates rise, the bond's market value declines and when interest rates decline, its market value rises.
   Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield. A bond's value may also be affected by changes in its credit quality rating or the issuer's
		financial condition.
Risk, Lose Money	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance:
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that tracks the performance of fixed-income debt securities and a second additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. The Fund's past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available on the Fund's website at www.lkcmfunds.com or by calling the Fund toll-free at
		1-800-688-LKCM.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best and Worst Quarterly Returns 11.66% 3rd quarter, 2009 -10.13% 4th quarter, 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans and individual retirement accounts because such accounts are only
		subject to taxes upon redemption.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2011
LKCM Balanced Fund (Prospectus Summary) | LKCM Balanced Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
LKCM Balanced Fund (Prospectus Summary) | LKCM Balanced Fund | Barclays Capital U.S. Intermediate Government/Credit Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.20%
LKCM Balanced Fund (Prospectus Summary) | LKCM Balanced Fund | Lipper Mixed-Asset Target Allocation Growth Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target Allocation Growth Funds Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.54%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.44%
LKCM Balanced Fund (Prospectus Summary) | LKCM Balanced Fund | LKCM Balanced Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Cap and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1]
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	329
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,356
Annual Return 2002	rr_AnnualReturn2002	(11.97%)
Annual Return 2003	rr_AnnualReturn2003	16.59%
Annual Return 2004	rr_AnnualReturn2004	7.10%
Annual Return 2005	rr_AnnualReturn2005	5.87%
Annual Return 2006	rr_AnnualReturn2006	11.22%
Annual Return 2007	rr_AnnualReturn2007	8.25%
Annual Return 2008	rr_AnnualReturn2008	(19.70%)
Annual Return 2009	rr_AnnualReturn2009	22.90%
Annual Return 2010	rr_AnnualReturn2010	10.31%
Annual Return 2011	rr_AnnualReturn2011	3.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.13%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.64%
LKCM Balanced Fund (Prospectus Summary) | LKCM Balanced Fund | LKCM Balanced Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.15%
LKCM Balanced Fund (Prospectus Summary) | LKCM Balanced Fund | LKCM Balanced Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.83%

[1]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2013 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 0.80%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in Acquired Funds and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

LKCM Fixed Income Fund (Prospectus Summary) | LKCM Fixed Income Fund
LKCM Fixed Income Fund
Investment Objective:
The Fund seeks current income.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LKCM Fixed Income Fund
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LKCM Fixed Income Fund
Management Fees		0.50%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.22%
Total Annual Fund Operating Expenses		0.72%
Fee Cap and/or Expense Reimbursement	[1]	(0.07%)
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	[1]	0.65%
[1]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2013 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 0.65%. This expense limitation excludes interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LKCM Fixed Income Fund	66	223	394	888

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 24%
of the average value of its portfolio.
Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment grade corporate and U.S. Government fixed income securities. The Fund typically invests in bonds with short- to intermediate
-term maturities (those with maturities from one to ten years) issued by corporations, the U.S. Government, agencies or instrumentalities of the U.S.
Government and cash equivalent securities. Investment grade debt securities are considered to be those rated within the four highest ratings assigned by nationally recognized statistical rating organizations.

The Fund seeks to maintain a dollar-weighted average expected maturity between three and 10 years under normal market and economic conditions. The expected maturity of securities with sinking fund or other early redemption features will be estimated by the Adviser, based upon prevailing interest rate trends and the issuer's financial position. The average expected maturity may be less than three years if the Adviser believes a temporary, defensive posture is appropriate.

The Fund may invest in all types of domestic or U.S. dollar-denominated foreign fixed income securities in any proportion, including bonds, notes, convertible bonds, mortgage-backed and asset-backed securities, government and government agency securities, zero coupon bonds, floating rate bonds, preferred stock and short-term obligations such as commercial paper and notes, bank deposits and other financial obligations, and repurchase agreements. In determining whether or not to invest in a particular debt security, the Adviser considers factors such as the price, coupon, yield to maturity, the credit quality of the issuer, the issuer's cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the debt instrument, including subordination, default, sinking fund and early redemption provisions. The Fund generally intends to purchase securities that are rated investment grade at the time of its purchase. If an issue of securities is downgraded, the Adviser will consider whether to continue to hold the obligation.
Principal Risks:
The greatest risk of investing in the Fund is that you could lose money. Investments in the Fund also are subject to the following principal risks:

o  General Market Risk - Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Such factors likely would lead to a decline in the value of your investment in the Fund.

o  Inflation Risk - Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

o  Interest Rate Risk - Market values of fixed income securities are inversely related to actual changes in interest rates, and the Fund's fixed income securities holdings and net asset value may decline if interest rates rise.

o  Credit Risk - If the Fund holds fixed income securities of a company that experiences financial problems, the securities will likely decline in value or the company may fail to make timely payments of interest or principal on the securities.

o  Bond Market Risk - A bond's market value is affected significantly by changes in interest rates - generally, when interest rates rise, the bond's market value declines and when interest rates decline, its market value rises. Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield. A bond's value may also be affected by changes in its credit quality rating or the issuer's financial condition.
Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended
December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with an index that tracks the performance of fixed-income debt securities and an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.
Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best and Worst Quarterly Returns 4.03% 3rd quarter, 2009 -2.18% 2nd quarter, 2004
Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LKCM Fixed Income Fund	Return Before Taxes	4.22%	5.92%	4.76%
LKCM Fixed Income Fund After Taxes on Distributions	Return After Taxes on Distributions	2.92%	4.44%	3.27%
LKCM Fixed Income Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.89%	4.22%	3.19%
LKCM Fixed Income Fund Barclays Capital U.S. Intermediate Government/Credit Bond Index	Barclays Capital U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.80%	5.88%	5.20%
LKCM Fixed Income Fund Lipper Short Intermediate Investment-Grade Debt Funds Index	Lipper Short Intermediate Investment-Grade Debt Funds Index (reflects no deduction for taxes)	3.99%	4.80%	4.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
LKCM Fixed Income Fund (Prospectus Summary) | LKCM Fixed Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LKCM Fixed Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 24%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating
		expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment grade corporate and U.S. Government fixed income securities. The Fund typically invests in bonds with short- to intermediate
-term maturities (those with maturities from one to ten years) issued by corporations, the U.S. Government, agencies or instrumentalities of the U.S.
Government and cash equivalent securities. Investment grade debt securities are considered to be those rated within the four highest ratings assigned by nationally recognized statistical rating organizations.

The Fund seeks to maintain a dollar-weighted average expected maturity between three and 10 years under normal market and economic conditions. The expected maturity of securities with sinking fund or other early redemption features will be estimated by the Adviser, based upon prevailing interest rate trends and the issuer's financial position. The average expected maturity may be less than three years if the Adviser believes a temporary, defensive posture is appropriate.

The Fund may invest in all types of domestic or U.S. dollar-denominated foreign fixed income securities in any proportion, including bonds, notes, convertible bonds, mortgage-backed and asset-backed securities, government and government agency securities, zero coupon bonds, floating rate bonds, preferred stock and short-term obligations such as commercial paper and notes, bank deposits and other financial obligations, and repurchase agreements. In determining whether or not to invest in a particular debt security, the Adviser considers factors such as the price, coupon, yield to maturity, the credit quality of the issuer, the issuer's cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the debt instrument, including subordination, default, sinking fund and early redemption provisions. The Fund generally intends to purchase securities that are rated investment grade at the time of its purchase. If an issue of securities is downgraded, the Adviser will
		consider whether to continue to hold the obligation.
Risk, Heading	rr_RiskHeading	Principal Risks:
Risk, Narrative	rr_RiskNarrativeTextBlock	The greatest risk of investing in the Fund is that you could lose money. Investments in the Fund also are subject to the following principal risks:

o  General Market Risk - Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Such factors likely would lead to a decline in the value of your investment in the Fund.

o  Inflation Risk - Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

o  Interest Rate Risk - Market values of fixed income securities are inversely related to actual changes in interest rates, and the Fund's fixed income securities holdings and net asset value may decline if interest rates rise.

o  Credit Risk - If the Fund holds fixed income securities of a company that experiences financial problems, the securities will likely decline in value or the company may fail to make timely payments of interest or principal on the securities.

o  Bond Market Risk - A bond's market value is affected significantly by changes in interest rates - generally, when interest rates rise, the bond's market value declines and when interest rates decline, its market value rises. Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield. A bond's value may also be affected by changes
		in its credit quality rating or the issuer's financial condition.
Risk, Lose Money	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance:
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow illustrate annual Fund returns for periods ended
December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with an index that tracks the performance of fixed-income debt securities and an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.lkcmfunds.com
		or by calling the Fund toll-free at 1-800-688-LKCM.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best and Worst Quarterly Returns 4.03% 3rd quarter, 2009 -2.18% 2nd quarter, 2004
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans and individual retirement accounts because such accounts are only
		subject to taxes upon redemption.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2011
LKCM Fixed Income Fund (Prospectus Summary) | LKCM Fixed Income Fund | Barclays Capital U.S. Intermediate Government/Credit Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.20%
LKCM Fixed Income Fund (Prospectus Summary) | LKCM Fixed Income Fund | Lipper Short Intermediate Investment-Grade Debt Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Short Intermediate Investment-Grade Debt Funds Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.29%
LKCM Fixed Income Fund (Prospectus Summary) | LKCM Fixed Income Fund | LKCM Fixed Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Cap and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	223
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	394
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	888
Annual Return 2002	rr_AnnualReturn2002	6.32%
Annual Return 2003	rr_AnnualReturn2003	3.25%
Annual Return 2004	rr_AnnualReturn2004	2.77%
Annual Return 2005	rr_AnnualReturn2005	1.79%
Annual Return 2006	rr_AnnualReturn2006	3.96%
Annual Return 2007	rr_AnnualReturn2007	5.96%
Annual Return 2008	rr_AnnualReturn2008	2.99%
Annual Return 2009	rr_AnnualReturn2009	10.77%
Annual Return 2010	rr_AnnualReturn2010	5.82%
Annual Return 2011	rr_AnnualReturn2011	4.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.18%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.76%
LKCM Fixed Income Fund (Prospectus Summary) | LKCM Fixed Income Fund | LKCM Fixed Income Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.27%
LKCM Fixed Income Fund (Prospectus Summary) | LKCM Fixed Income Fund | LKCM Fixed Income Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.19%

[1]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2013 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 0.65%. This expense limitation excludes interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

LKCM Small Cap Equity Fund (Second Prospectus Summary) | LKCM Small Cap Equity Fund
LKCM Small Cap Equity Fund
Investment Objective:
The Fund seeks to maximize long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LKCM Small Cap Equity Fund Adviser Class
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LKCM Small Cap Equity Fund Adviser Class
Management Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.20%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.21%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses for the Fund differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LKCM Small Cap Equity Fund Adviser Class	123	384	665	1,465

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 50%
of the average value of its portfolio.
Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies. The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.
Smaller companies are those with market capitalizations at the time of investment between $400 million and $2.5 billion. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including profitability levels, balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, reinvestment opportunities, market share positions, and relative valuation. These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
Receipts, rights and warrants.
Principal Risks:
The greatest risk of investing in the Fund is that you could lose money.
Investments in the Fund also are subject to the following principal risks:

o  General Market Risk - Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Such factors likely would lead to a decline in the value of your investment in the Fund.

o  Inflation Risk - Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

o  Stock Market Risk - The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value. The
   Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
   Receipts, rights and warrants. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards. Investing in such securities may expose the Fund to additional risk. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
   Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

o  Stock Selection Risk - Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company's products, or the company's failure to meet earnings expectations.

o  Small-Cap Risk - The Fund invests in small capitalization companies that may not have the size, resources and other assets of mid or large capitalization companies. As a result, the securities of small capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than mid or large capitalization companies or may not correspond to changes in the stock market in general.
Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.  Because the Adviser Class shares of the Fund did not offer its shares before June 5, 2003, return data prior to that date reflects the performance of the Institutional Class shares of the Fund, which are offered in another prospectus. The performance for the
Adviser Class shares would differ only to the extent that the Adviser Class shares have different expenses than the Institutional Class shares. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.
Calendar Year Returns as of 12/31 - Adviser Class

* 2003 return is a composite of the Institutional Class return from January 1,
  2003 through June 4, 2003 and the Adviser Class return from June 5, 2003
(commencement of sales) through December 31, 2003.
During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best and Worst Quarterly Returns 18.90% 2nd quarter, 2009 -27.56% 4th quarter, 2008
Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns LKCM Small Cap Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Adviser Class	Return Before Taxes	4.19%	1.89%	9.22%	Jun 5, 2003
Adviser Class After Taxes on Distributions	Return After Taxes on Distributions	4.19%	1.64%	8.31%	Jun 5, 2003
Adviser Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.72%	1.60%	8.00%	Jun 5, 2003
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	7.18%	Jun 5, 2003
Lipper Small-Cap Core Funds Index	Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	(3.81%)	1.32%	8.09%	Jun 5, 2003

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
LKCM Small Cap Equity Fund (Second Prospectus Summary) | LKCM Small Cap Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LKCM Small Cap Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 50%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating
		expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies. The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.
Smaller companies are those with market capitalizations at the time of investment between $400 million and $2.5 billion. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including profitability levels, balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, reinvestment opportunities, market share positions, and relative valuation. These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
		Receipts, rights and warrants.
Risk, Heading	rr_RiskHeading	Principal Risks:
Risk, Narrative	rr_RiskNarrativeTextBlock	The greatest risk of investing in the Fund is that you could lose money.
Investments in the Fund also are subject to the following principal risks:

o  General Market Risk - Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Such factors likely would lead to a decline in the value of your investment in the Fund.

o  Inflation Risk - Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

o  Stock Market Risk - The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value. The
   Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
   Receipts, rights and warrants. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards. Investing in such securities may expose the Fund to additional risk. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
   Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

o  Stock Selection Risk - Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company's products, or the company's failure to meet earnings expectations.

o  Small-Cap Risk - The Fund invests in small capitalization companies that may not have the size, resources and other assets of mid or large capitalization companies. As a result, the securities of small capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than mid or large capitalization companies or may not correspond to changes in
		the stock market in general.
Risk, Lose Money	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance:
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.  Because the Adviser Class shares of the Fund did not offer its shares before June 5, 2003, return data prior to that date reflects the performance of the Institutional Class shares of the Fund, which are offered in another prospectus. The performance for the
Adviser Class shares would differ only to the extent that the Adviser Class shares have different expenses than the Institutional Class shares. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.lkcmfunds.com or by calling the Fund
		toll-free at 1-800-688-LKCM.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns as of 12/31 - Adviser Class
Bar Chart, Footnotes	rr_BarChartFootnotesTextBlock	* 2003 return is a composite of the Institutional Class return from January 1,
  2003 through June 4, 2003 and the Adviser Class return from June 5, 2003
		(commencement of sales) through December 31, 2003.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best and Worst Quarterly Returns 18.90% 2nd quarter, 2009 -27.56% 4th quarter, 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans and individual retirement accounts because such accounts are only
		subject to taxes upon redemption.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2011
LKCM Small Cap Equity Fund (Second Prospectus Summary) | LKCM Small Cap Equity Fund | Russell 2000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 2003
LKCM Small Cap Equity Fund (Second Prospectus Summary) | LKCM Small Cap Equity Fund | Lipper Small-Cap Core Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.81%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 2003
LKCM Small Cap Equity Fund (Second Prospectus Summary) | LKCM Small Cap Equity Fund | Adviser Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,465
Annual Return 2002	rr_AnnualReturn2002	(11.79%)
Annual Return 2003	rr_AnnualReturn2003	34.51%
Annual Return 2004	rr_AnnualReturn2004	21.76%
Annual Return 2005	rr_AnnualReturn2005	14.16%
Annual Return 2006	rr_AnnualReturn2006	14.72%
Annual Return 2007	rr_AnnualReturn2007	(1.06%)
Annual Return 2008	rr_AnnualReturn2008	(39.02%)
Annual Return 2009	rr_AnnualReturn2009	31.70%
Annual Return 2010	rr_AnnualReturn2010	32.66%
Annual Return 2011	rr_AnnualReturn2011	4.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.56%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 2003
LKCM Small Cap Equity Fund (Second Prospectus Summary) | LKCM Small Cap Equity Fund | Adviser Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 2003
LKCM Small Cap Equity Fund (Second Prospectus Summary) | LKCM Small Cap Equity Fund | Adviser Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 2003

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses for the Fund differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

LKCM Small-Mid Cap Equity Fund (Second Prospectus Summary) | LKCM Small-Mid Cap Equity Fund
LKCM Small-Mid Cap Equity Fund
Investment Objective:
The Fund seeks to maximize long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LKCM Small-Mid Cap Equity Fund Adviser Class
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LKCM Small-Mid Cap Equity Fund Adviser Class
Management Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses	[1]	1.39%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		2.40%
Fee Cap and/or Expense Reimbursement	[3]	(1.14%)
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	[1][2][3]	1.26%
[1]	Other Expenses are estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[3]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2013 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.25%. This expense limitation excludes interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LKCM Small-Mid Cap Equity Fund Adviser Class	128	639	1,177	2,649

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the period from the inception of the Fund on May 2, 2011 to December 31,
2011, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies. The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. Small-mid capitalization companies are those with market capitalizations at the time of investment between $1 billion and $7 billion. The
Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including profitability levels, balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, reinvestment opportunities, market share positions, and relative valuation. These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.
Principal Risks:
The greatest risk of investing in the Fund is that you could lose money. Investments in the Fund also are subject to the following principal risks:

o  General Market Risk - Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Such factors likely would lead to a decline in the value of your investment in the Fund.

o  Inflation Risk - Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

o  Stock Market Risk - The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value. The
   Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
   Receipts, rights and warrants. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards. Investing in such securities may expose the Fund to additional risk. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
   Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

o  Stock Selection Risk - Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company's products, or the company's failure to meet earnings expectations.

o  Small and Mid Cap Risk - The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.
Performance:
Performance information for the Fund is not included because the Adviser Class of the Fund has not commenced sales of its shares prior to the date of this prospectus.
Performance information will be available once the Fund has at least one calendar year of performance. Updated performance information is available on the Fund's website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
LKCM Small-Mid Cap Equity Fund (Second Prospectus Summary) | LKCM Small-Mid Cap Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LKCM Small-Mid Cap Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the period from the inception of the Fund on May 2, 2011 to December 31,
2011, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies. The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. Small-mid capitalization companies are those with market capitalizations at the time of investment between $1 billion and $7 billion. The
Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including profitability levels, balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, reinvestment opportunities, market share positions, and relative valuation. These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.
Risk, Heading	rr_RiskHeading	Principal Risks:
Risk, Narrative	rr_RiskNarrativeTextBlock	The greatest risk of investing in the Fund is that you could lose money. Investments in the Fund also are subject to the following principal risks:

o  General Market Risk - Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Such factors likely would lead to a decline in the value of your investment in the Fund.

o  Inflation Risk - Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

o  Stock Market Risk - The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value. The
   Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
   Receipts, rights and warrants. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards. Investing in such securities may expose the Fund to additional risk. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
   Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

o  Stock Selection Risk - Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company's products, or the company's failure to meet earnings expectations.

o  Small and Mid Cap Risk - The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.
Risk, Lose Money	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance:
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Adviser Class of the Fund has not commenced sales of its shares prior to the date of this prospectus.
Performance information will be available once the Fund has at least one calendar year of performance. Updated performance information is available on the Fund's website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information will be available once the Fund has at least one calendar year of performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
LKCM Small-Mid Cap Equity Fund (Second Prospectus Summary) | LKCM Small-Mid Cap Equity Fund | Adviser Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.39%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Fee Cap and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.14%)	[3]
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[1],[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-13
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	639
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,177
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,649

[1]	Other Expenses are estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[3]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2013 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.25%. This expense limitation excludes interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

LKCM Equity Fund (Second Prospectus Summary) | LKCM Equity Fund
LKCM Equity Fund
Investment Objective:
The Fund seeks to maximize long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LKCM Equity Fund Adviser Class
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LKCM Equity Fund Adviser Class
Management Fees		0.70%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.29%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.25%
Fee Cap and/or Expense Reimbursement	[2]	(0.19%)
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	[1][2]	1.06%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2013 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.05%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in Acquired Funds and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LKCM Equity Fund Adviser Class	108	378	668	1,495

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund primarily invests in companies that the
Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders' equity and under-leveraged balance sheets, and potential for above-average capital appreciation. The Fund may invest in equity securities of small, mid and large capitalization companies. It seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including profitability levels, balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, reinvestment opportunities, market share positions, and relative valuation. These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.
Principal Risks:
The greatest risk of investing in the Fund is that you could lose money. Investments in the Fund also are subject to the following principal risks:

o  General Market Risk - Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Such factors likely would lead to a decline in the value of your investment in the Fund.

o  Inflation Risk - Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

o  Stock Market Risk - The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value. The
   Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
   Receipts, rights and warrants. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards. Investing in such securities may expose the Fund to additional risk. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
   Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Investments in rights and warrants may be more speculative than certain other types of investments because right and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

o  Stock Selection Risk - Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company's products, or the company's failure to meet earnings expectations.

o  Small and Mid Cap Risk - The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.
Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended
December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.  The Adviser Class shares of the Fund did not offer its shares prior to the date of this prospectus. The return data reflects the performance of the
Institutional Class shares of the Fund, which are offered in another prospectus. The performance for the Adviser Class shares would differ only to the extent that the
Adviser Class shares have different expenses than the Institutional Class shares. The
Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.lkcmfunds.com or by calling the Fund toll-free at
1-800-688-LKCM.
Calendar Year Returns as of 12/31 - Institutional Class

During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best and Worst Quarterly Returns 15.36% 2nd quarter, 2009 -20.72% 4th quarter, 2008
Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns LKCM Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Adviser Class	Return Before Taxes	3.30%	3.18%	4.60%
Adviser Class After Taxes on Distributions	Return After Taxes on Distributions	2.96%	2.89%	4.30%
Adviser Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.60%	2.70%	3.96%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Lipper Large-Cap Core Funds Index	Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)	0.09%	(0.60%)	2.16%

The Adviser Class of the Fund has not commenced sales. However, the Institutional
Class of the Fund not offered in this Prospectus commenced operations on January 3,
1996. In the chart and table above, performance results are for the Institutional
Class of the Fund, which would have substantially similar annual returns because the Institutional Class shares are invested in the same portfolio of securities as the Advisor Class shares would be, and the annual returns differ only to the extent that the Classes do not have the same expenses. Because the Institutional
Class has lower expenses, its performance would be better than the Adviser Class would have realized in the same period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
LKCM Equity Fund (Second Prospectus Summary) | LKCM Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LKCM Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating
		expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund primarily invests in companies that the
Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders' equity and under-leveraged balance sheets, and potential for above-average capital appreciation. The Fund may invest in equity securities of small, mid and large capitalization companies. It seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including profitability levels, balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, reinvestment opportunities, market share positions, and relative valuation. These equity securities may include common stocks, preferred stocks, securities convertible
		into common stock, American Depositary Receipts, rights and warrants.
Risk, Heading	rr_RiskHeading	Principal Risks:
Risk, Narrative	rr_RiskNarrativeTextBlock	The greatest risk of investing in the Fund is that you could lose money. Investments in the Fund also are subject to the following principal risks:

o  General Market Risk - Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Such factors likely would lead to a decline in the value of your investment in the Fund.

o  Inflation Risk - Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

o  Stock Market Risk - The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value. The
   Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
   Receipts, rights and warrants. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards. Investing in such securities may expose the Fund to additional risk. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
   Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Investments in rights and warrants may be more speculative than certain other types of investments because right and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

o  Stock Selection Risk - Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company's products, or the company's failure to meet earnings expectations.

o  Small and Mid Cap Risk - The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not
		correspond to changes in the stock market in general.
Risk, Lose Money	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance:
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow illustrate annual Fund returns for periods ended
December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.  The Adviser Class shares of the Fund did not offer its shares prior to the date of this prospectus. The return data reflects the performance of the
Institutional Class shares of the Fund, which are offered in another prospectus. The performance for the Adviser Class shares would differ only to the extent that the
Adviser Class shares have different expenses than the Institutional Class shares. The
Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.lkcmfunds.com or by calling the Fund toll-free at
		1-800-688-LKCM.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns as of 12/31 - Institutional Class
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best and Worst Quarterly Returns 15.36% 2nd quarter, 2009 -20.72% 4th quarter, 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The Adviser Class of the Fund has not commenced sales. However, the Institutional
Class of the Fund not offered in this Prospectus commenced operations on January 3,
1996. In the chart and table above, performance results are for the Institutional
Class of the Fund, which would have substantially similar annual returns because the Institutional Class shares are invested in the same portfolio of securities as the Advisor Class shares would be, and the annual returns differ only to the extent that the Classes do not have the same expenses. Because the Institutional
Class has lower expenses, its performance would be better than the Adviser Class would have realized in the same period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes
		upon redemption.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2011
LKCM Equity Fund (Second Prospectus Summary) | LKCM Equity Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
LKCM Equity Fund (Second Prospectus Summary) | LKCM Equity Fund | Lipper Large-Cap Core Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.60%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.16%
LKCM Equity Fund (Second Prospectus Summary) | LKCM Equity Fund | Adviser Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Cap and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	668
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,495
Annual Return 2002	rr_AnnualReturn2002	(14.64%)
Annual Return 2003	rr_AnnualReturn2003	23.38%
Annual Return 2004	rr_AnnualReturn2004	7.88%
Annual Return 2005	rr_AnnualReturn2005	4.80%
Annual Return 2006	rr_AnnualReturn2006	12.65%
Annual Return 2007	rr_AnnualReturn2007	10.96%
Annual Return 2008	rr_AnnualReturn2008	(31.80%)
Annual Return 2009	rr_AnnualReturn2009	27.01%
Annual Return 2010	rr_AnnualReturn2010	17.77%
Annual Return 2011	rr_AnnualReturn2011	3.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.72%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.60%
LKCM Equity Fund (Second Prospectus Summary) | LKCM Equity Fund | Adviser Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.30%
LKCM Equity Fund (Second Prospectus Summary) | LKCM Equity Fund | Adviser Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.96%

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2013 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.05%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in Acquired Funds and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

LKCM Aquinas Small Cap Fund (Prospectus Summary) | LKCM Aquinas Small Cap Fund
LKCM Aquinas Small Cap Fund
Investment Objective:
The Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LKCM Aquinas Small Cap Fund
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LKCM Aquinas Small Cap Fund
Management Fees		1.00%
Distribution and Service (12b-1) Fees	[1]	0.25%
Other Expenses		1.19%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		2.45%
Fee Cap and/or Expense Reimbursement	[3]	(0.94%)
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	[2][3]	1.51%
[1]	Under the LKCM Funds Adviser Class Distribution Plan, the Fund may pay up to 1.00% of its average daily net assets for distribution and other services. The Board of Trustees has authorized payment of only 0.25% under this plan for the Fund.
[2]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[3]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2013 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.50%. This expense limitation excludes interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LKCM Aquinas Small Cap Fund	154	674	1,221	2,715

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.
Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies. The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.
Smaller companies are those with market capitalizations at the time of investment between $400 million and $2.5 billion. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including profitability levels, balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, reinvestment opportunities, market share positions, and relative valuation. These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American
Depositary Receipts, rights and warrants.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops' Socially Responsible
Investing Guidelines ("Guidelines"). The Fund's investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and potentially excluding from the
Fund's portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time. The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines. If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company's securities or otherwise exclude future investments in such company.
Principal Risks:
The greatest risk of investing in the Fund is that you could lose money. Investments in the Fund also are subject to the following principal risks:

o  General Market Risk - Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Such factors likely would lead to a decline in the value of your investment in the Fund.

o  Catholic Values Investing Risk - Since the Fund practices socially responsible investing within the framework provided by the United States Conference of
   Catholic Bishops' guidelines, the Fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

o  Inflation Risk - Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

o  Stock Market Risk - The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value. The
   Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
   Receipts, rights and warrants. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards. Investing in such securities may expose the Fund to additional risk. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

o  Stock Selection Risk - Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company's products, or the company's failure to meet earnings expectations.

o  Small-Cap Risk - The Fund may invest in small capitalization companies that may not have the size, resources and other assets of mid or large capitalization companies. As a result, the securities of small capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than mid or large capitalization companies or may not correspond to changes in the stock market in general.
Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. The Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.aquinasfunds.com or by calling the Fund toll-free at 1-800-423-6369.
Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best and Worst Quarterly Returns 18.68% 2nd quarter, 2009 -27.30% 4th quarter, 2008
Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
LKCM Aquinas Small Cap Fund	Return Before Taxes	3.96%	2.63%	4.56%	Jul 11, 2005
LKCM Aquinas Small Cap Fund After Taxes on Distributions	Return After Taxes on Distributions	3.96%	2.57%	4.51%	Jul 11, 2005
LKCM Aquinas Small Cap Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.57%	2.24%	3.94%	Jul 11, 2005
LKCM Aquinas Small Cap Fund Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	3.11%	Jul 11, 2005
LKCM Aquinas Small Cap Fund Lipper Small-Cap Core Funds Index	Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	(3.81%)	1.32%	4.23%	Jul 11, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans and individual retirement accounts because such accounts are generally only subject to taxes upon redemption.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
LKCM Aquinas Small Cap Fund (Prospectus Summary) | LKCM Aquinas Small Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LKCM Aquinas Small Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 70% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating
		expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies. The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.
Smaller companies are those with market capitalizations at the time of investment between $400 million and $2.5 billion. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including profitability levels, balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, reinvestment opportunities, market share positions, and relative valuation. These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American
Depositary Receipts, rights and warrants.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops' Socially Responsible
Investing Guidelines ("Guidelines"). The Fund's investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and potentially excluding from the
Fund's portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time. The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines. If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company's securities or otherwise exclude
		future investments in such company.
Risk, Heading	rr_RiskHeading	Principal Risks:
Risk, Narrative	rr_RiskNarrativeTextBlock	The greatest risk of investing in the Fund is that you could lose money. Investments in the Fund also are subject to the following principal risks:

o  General Market Risk - Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Such factors likely would lead to a decline in the value of your investment in the Fund.

o  Catholic Values Investing Risk - Since the Fund practices socially responsible investing within the framework provided by the United States Conference of
   Catholic Bishops' guidelines, the Fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

o  Inflation Risk - Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

o  Stock Market Risk - The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value. The
   Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
   Receipts, rights and warrants. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards. Investing in such securities may expose the Fund to additional risk. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

o  Stock Selection Risk - Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company's products, or the company's failure to meet earnings expectations.

o  Small-Cap Risk - The Fund may invest in small capitalization companies that may not have the size, resources and other assets of mid or large capitalization companies. As a result, the securities of small capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than mid or large capitalization companies or may not
		correspond to changes in the stock market in general.
Risk, Lose Money	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance:
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. The Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's
		website at www.aquinasfunds.com or by calling the Fund toll-free at 1-800-423-6369.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-423-6369
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aquinasfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best and Worst Quarterly Returns 18.68% 2nd quarter, 2009 -27.30% 4th quarter, 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are generally only subject to taxes upon redemption.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans and individual retirement accounts because such accounts are
		generally only subject to taxes upon redemption.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2011
LKCM Aquinas Small Cap Fund (Prospectus Summary) | LKCM Aquinas Small Cap Fund | Russell 2000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2005
LKCM Aquinas Small Cap Fund (Prospectus Summary) | LKCM Aquinas Small Cap Fund | Lipper Small-Cap Core Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.81%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2005
LKCM Aquinas Small Cap Fund (Prospectus Summary) | LKCM Aquinas Small Cap Fund | LKCM Aquinas Small Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%
Fee Cap and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.94%)	[3]
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.51%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-13
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	674
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,221
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,715
Annual Return 2006	rr_AnnualReturn2006	13.06%
Annual Return 2007	rr_AnnualReturn2007	0.08%
Annual Return 2008	rr_AnnualReturn2008	(37.64%)
Annual Return 2009	rr_AnnualReturn2009	30.27%
Annual Return 2010	rr_AnnualReturn2010	34.67%
Annual Return 2011	rr_AnnualReturn2011	3.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.30%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2005
LKCM Aquinas Small Cap Fund (Prospectus Summary) | LKCM Aquinas Small Cap Fund | LKCM Aquinas Small Cap Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2005
LKCM Aquinas Small Cap Fund (Prospectus Summary) | LKCM Aquinas Small Cap Fund | LKCM Aquinas Small Cap Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2005

[1]	Under the LKCM Funds Adviser Class Distribution Plan, the Fund may pay up to 1.00% of its average daily net assets for distribution and other services. The Board of Trustees has authorized payment of only 0.25% under this plan for the Fund.
[2]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[3]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2013 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.50%. This expense limitation excludes interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

LKCM Aquinas Value Fund (Prospectus Summary) | LKCM Aquinas Value Fund
LKCM Aquinas Value Fund
Investment Objective:
The Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LKCM Aquinas Value Fund
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LKCM Aquinas Value Fund
Management Fees		0.90%
Distribution and Service (12b-1) Fees	[1]	0.25%
Other Expenses		0.40%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		1.56%
Fee Cap and/or Expense Reimbursement	[3]	(0.05%)
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	[2][3]	1.51%
[1]	Under the LKCM Funds Adviser Class Distribution Plan, the Fund may pay up to 1.00% of its average daily net assets for distribution and other services. The Board of Trustees has authorized payment of only 0.25% under this plan for the Fund.
[2]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[3]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2013 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.50%. This expense limitation excludes interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LKCM Aquinas Value Fund	154	488	845	1,852

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 29%
of the average value of its portfolio.
Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances in equity securities of companies which the Adviser believes to be undervalued relative to a company's earnings. The Adviser's primary strategy in managing the Fund is to select securities that generally have below average price to earnings ratios, low price to cash flow characteristics, attractive dividend yields and/or lower price to book value ratios than the overall market.

The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including profitability levels, balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, reinvestment opportunities, market share positions, and relative valuation. These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
Receipts, rights and warrants. The Fund may invest in equity securities of small, mid and large capitalization companies.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops' Socially Responsible
Investing Guidelines ("Guidelines"). The Fund's investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and potentially excluding from the
Fund's portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time. The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines. If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company's securities or otherwise exclude future investments in such company.
Principal Risks:
The greatest risk of investing in the Fund is that you could lose money. Investments in the Fund also are subject to the following principal risks:

o  General Market Risk - Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Such factors likely would lead to a decline in the value of your investment in the Fund.

o  Catholic Values Investing Risk - Since the Fund practices socially responsible investing within the framework provided by the United States Conference of
   Catholic Bishops' guidelines, the Fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

o  Inflation Risk - Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

o  Stock Market Risk - The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value. The
   Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
   Receipts, rights and warrants. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards. Investing in such securities may expose the Fund to additional risk. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

o  Stock Selection Risk - Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company's products, or the company's failure to meet earnings expectations.

o  Value Investing Risk - The Fund may incorrectly assess the value of portfolio companies or stocks selected for the Fund may not reach their anticipated full value. In addition, value funds may not perform as well as other funds when this style is out of favor with investors.

o  Small and Mid Cap Risk - The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.
Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. The Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.aquinasfunds.com or by calling the Fund toll-free at
1-800-423-6369.
Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best and Worst Quarterly Returns 16.73% 2nd quarter, 2009 -27.46% 4th quarter, 2008
Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
LKCM Aquinas Value Fund	Return Before Taxes	0.46%	1.17%	3.72%	Jul 11, 2005
LKCM Aquinas Value Fund After Taxes on Distributions	Return After Taxes on Distributions	0.44%	0.79%	3.31%	Jul 11, 2005
LKCM Aquinas Value Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.33%	1.00%	3.19%	Jul 11, 2005
LKCM Aquinas Value Fund Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	1.58%	Jul 11, 2005
LKCM Aquinas Value Fund Lipper Large-Cap Value Funds Index	Lipper Large-Cap Value Funds Index (reflects no deduction for taxes)	(2.17%)	(2.26%)	1.70%	Jul 11, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In certain cases, the figure representing "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans and individual retirement accounts because such accounts are generally only subject to taxes upon redemption.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
LKCM Aquinas Value Fund (Prospectus Summary) | LKCM Aquinas Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LKCM Aquinas Value Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 29%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating
		expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances in equity securities of companies which the Adviser believes to be undervalued relative to a company's earnings. The Adviser's primary strategy in managing the Fund is to select securities that generally have below average price to earnings ratios, low price to cash flow characteristics, attractive dividend yields and/or lower price to book value ratios than the overall market.

The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including profitability levels, balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, reinvestment opportunities, market share positions, and relative valuation. These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
Receipts, rights and warrants. The Fund may invest in equity securities of small, mid and large capitalization companies.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops' Socially Responsible
Investing Guidelines ("Guidelines"). The Fund's investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and potentially excluding from the
Fund's portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time. The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines. If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company's securities or otherwise exclude
		future investments in such company.
Risk, Heading	rr_RiskHeading	Principal Risks:
Risk, Narrative	rr_RiskNarrativeTextBlock	The greatest risk of investing in the Fund is that you could lose money. Investments in the Fund also are subject to the following principal risks:

o  General Market Risk - Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Such factors likely would lead to a decline in the value of your investment in the Fund.

o  Catholic Values Investing Risk - Since the Fund practices socially responsible investing within the framework provided by the United States Conference of
   Catholic Bishops' guidelines, the Fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

o  Inflation Risk - Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

o  Stock Market Risk - The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value. The
   Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
   Receipts, rights and warrants. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards. Investing in such securities may expose the Fund to additional risk. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

o  Stock Selection Risk - Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company's products, or the company's failure to meet earnings expectations.

o  Value Investing Risk - The Fund may incorrectly assess the value of portfolio companies or stocks selected for the Fund may not reach their anticipated full value. In addition, value funds may not perform as well as other funds when this style is out of favor with investors.

o  Small and Mid Cap Risk - The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not
		correspond to changes in the stock market in general.
Risk, Lose Money	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance:
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. The Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.aquinasfunds.com or by calling the Fund toll-free at
		1-800-423-6369.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-423-6369
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aquinasfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best and Worst Quarterly Returns 16.73% 2nd quarter, 2009 -27.46% 4th quarter, 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are generally only subject to taxes upon redemption.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In certain cases, the figure representing "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans and individual retirement accounts because such accounts are
		generally only subject to taxes upon redemption.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2011
LKCM Aquinas Value Fund (Prospectus Summary) | LKCM Aquinas Value Fund | Russell 1000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2005
LKCM Aquinas Value Fund (Prospectus Summary) | LKCM Aquinas Value Fund | Lipper Large-Cap Value Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Value Funds Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.26%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2005
LKCM Aquinas Value Fund (Prospectus Summary) | LKCM Aquinas Value Fund | LKCM Aquinas Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Fee Cap and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.51%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	488
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,852
Annual Return 2006	rr_AnnualReturn2006	16.51%
Annual Return 2007	rr_AnnualReturn2007	8.05%
Annual Return 2008	rr_AnnualReturn2008	(37.34%)
Annual Return 2009	rr_AnnualReturn2009	32.94%
Annual Return 2010	rr_AnnualReturn2010	17.25%
Annual Return 2011	rr_AnnualReturn2011	0.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.46%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2005
LKCM Aquinas Value Fund (Prospectus Summary) | LKCM Aquinas Value Fund | LKCM Aquinas Value Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2005
LKCM Aquinas Value Fund (Prospectus Summary) | LKCM Aquinas Value Fund | LKCM Aquinas Value Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2005

[1]	Under the LKCM Funds Adviser Class Distribution Plan, the Fund may pay up to 1.00% of its average daily net assets for distribution and other services. The Board of Trustees has authorized payment of only 0.25% under this plan for the Fund.
[2]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[3]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2013 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.50%. This expense limitation excludes interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

LKCM Aquinas Growth Fund (Prospectus Summary) | LKCM Aquinas Growth Fund
LKCM Aquinas Growth Fund
Investment Objective:
The Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LKCM Aquinas Growth Fund
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LKCM Aquinas Growth Fund
Management Fees		0.90%
Distribution and Service (12b-1)	[1]	0.25%
Other Expenses		0.45%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		1.61%
Fee Cap and/or Expense Reimbursement	[3]	(0.10%)
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	[2][3]	1.51%
[1]	Under the LKCM Funds Adviser Class Distribution Plan, the Fund may pay up to 1.00% of its average daily net assets for distribution and other services. The Board of Trustees has authorized payment of only 0.25% under this plan for the Fund.
[2]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[3]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2013 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.50%. This expense limitation excludes interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LKCM Aquinas Growth Fund	154	498	867	1,903

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 50%
of the average value of its portfolio.
Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances in securities that the Adviser believes generally have above-
average growth in revenue and/or earnings, above-average returns on shareholders' equity, underleveraged balance sheets and potential for above-
average capital appreciation.

The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including profitability levels, balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, reinvestment opportunities, market share positions, and relative valuation. These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
Receipts, rights and warrants. The Fund may invest in equity securities of small, mid and large capitalization companies.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops' Socially Responsible
Investing Guidelines ("Guidelines"). The Fund's investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and potentially excluding from the
Fund's portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time. The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines. If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company's securities or otherwise exclude future investments in such company.
Principal Risks:
The greatest risk of investing in the Fund is that you could lose money. Investments in the Fund also are subject to the following principal risks:

o  General Market Risk - Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Such factors likely would lead to a decline in the value of your investment in the Fund.

o  Catholic Values Investing Risk - Since the Fund practices socially responsible investing within the framework provided by the United States Conference of
   Catholic Bishops' guidelines, the Fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

o  Inflation Risk - Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

o  Stock Market Risk - The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value. The
   Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
   Receipts, rights and warrants. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards. Investing in such securities may expose the Fund to additional risk. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
   Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

o  Stock Selection Risk - Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company's products, or the company's failure to meet earnings expectations.

o  Growth Investing Risk - The Fund may incorrectly assess a company's potential for growth and the company does not grow as anticipated. In addition, growth funds may not perform as well as other funds when this style is out of favor with investors.

o  Small and Mid Cap Risk - The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.
Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended
December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.aquinasfunds.com or by calling the Fund toll-free at 1-800-423-6369.
Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best and Worst Quarterly Returns 14.64% 3rd quarter, 2009 -21.47% 4th quarter, 2008
Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
LKCM Aquinas Growth Fund	Return Before Taxes	1.51%	3.03%	2.70%	Jul 11, 2005
LKCM Aquinas Growth Fund After Taxes on Distributions	Return After Taxes on Distributions	1.51%	2.84%	2.46%	Jul 11, 2005
LKCM Aquinas Growth Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.98%	2.59%	2.28%	Jul 11, 2005
LKCM Aquinas Growth Fund Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	4.06%	Jul 11, 2005
LKCM Aquinas Growth Fund Lipper Large-Cap Growth Funds Index	Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)	(2.90%)	0.85%	2.72%	Jul 11, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are generally only subject to taxes upon redemption.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
LKCM Aquinas Growth Fund (Prospectus Summary) | LKCM Aquinas Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LKCM Aquinas Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 50%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating
		expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances in securities that the Adviser believes generally have above-
average growth in revenue and/or earnings, above-average returns on shareholders' equity, underleveraged balance sheets and potential for above-
average capital appreciation.

The Fund seeks to invest in the equity securities of high quality companies that exhibit certain qualities, including profitability levels, balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, reinvestment opportunities, market share positions, and relative valuation. These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
Receipts, rights and warrants. The Fund may invest in equity securities of small, mid and large capitalization companies.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops' Socially Responsible
Investing Guidelines ("Guidelines"). The Fund's investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and potentially excluding from the
Fund's portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time. The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines. If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company's securities or otherwise exclude
		future investments in such company.
Risk, Heading	rr_RiskHeading	Principal Risks:
Risk, Narrative	rr_RiskNarrativeTextBlock	The greatest risk of investing in the Fund is that you could lose money. Investments in the Fund also are subject to the following principal risks:

o  General Market Risk - Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Such factors likely would lead to a decline in the value of your investment in the Fund.

o  Catholic Values Investing Risk - Since the Fund practices socially responsible investing within the framework provided by the United States Conference of
   Catholic Bishops' guidelines, the Fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

o  Inflation Risk - Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

o  Stock Market Risk - The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value. The
   Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary
   Receipts, rights and warrants. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards. Investing in such securities may expose the Fund to additional risk. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
   Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

o  Stock Selection Risk - Equity securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company's products, or the company's failure to meet earnings expectations.

o  Growth Investing Risk - The Fund may incorrectly assess a company's potential for growth and the company does not grow as anticipated. In addition, growth funds may not perform as well as other funds when this style is out of favor with investors.

o  Small and Mid Cap Risk - The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not
		correspond to changes in the stock market in general.
Risk, Lose Money	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance:
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow illustrate annual Fund returns for periods ended
December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.aquinasfunds.com
		or by calling the Fund toll-free at 1-800-423-6369.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-423-6369
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aquinasfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund's best and worst quarters are shown below: Best and Worst Quarterly Returns 14.64% 3rd quarter, 2009 -21.47% 4th quarter, 2008
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are generally only subject to taxes upon redemption.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because
		such accounts are generally only subject to taxes upon redemption.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2011
LKCM Aquinas Growth Fund (Prospectus Summary) | LKCM Aquinas Growth Fund | Russell 1000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2005
LKCM Aquinas Growth Fund (Prospectus Summary) | LKCM Aquinas Growth Fund | Lipper Large-Cap Growth Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.90%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2005
LKCM Aquinas Growth Fund (Prospectus Summary) | LKCM Aquinas Growth Fund | LKCM Aquinas Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Cap and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.51%	[2],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	498
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	867
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,903
Annual Return 2006	rr_AnnualReturn2006	(0.22%)
Annual Return 2007	rr_AnnualReturn2007	12.75%
Annual Return 2008	rr_AnnualReturn2008	(33.07%)
Annual Return 2009	rr_AnnualReturn2009	30.02%
Annual Return 2010	rr_AnnualReturn2010	16.56%
Annual Return 2011	rr_AnnualReturn2011	1.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.47%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2005
LKCM Aquinas Growth Fund (Prospectus Summary) | LKCM Aquinas Growth Fund | LKCM Aquinas Growth Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2005
LKCM Aquinas Growth Fund (Prospectus Summary) | LKCM Aquinas Growth Fund | LKCM Aquinas Growth Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2005

[1]	Under the LKCM Funds Adviser Class Distribution Plan, the Fund may pay up to 1.00% of its average daily net assets for distribution and other services. The Board of Trustees has authorized payment of only 0.25% under this plan for the Fund.
[2]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[3]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2013 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.50%. This expense limitation excludes interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.